11. Share-Based Awards Plan (Details 2) (Non-vested stock options, CNY)	12 Months Ended
Dec. 31, 2013
Non-vested stock options
Number
Non-vested on January 1, 2013	167,875
Add: Granted
Less: Vested	55,000
Forfeited	7,375
Non-vested on December 31, 2013	105,500
Weighted-Average Grant-date Fair Value
Non-vested on January 1, 2013	1.92
Add: Granted
Less: Vested	1.92
Forfeited	1.92
Non-vested on December 31, 2013	1.92